UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 SHAWNEE MISSION PARKWAY, SUITE 100 FAIRWAY, KS	66205
(Address of principal executive offices)	(Zip code)

M3SIXTY ADMINISTRATION, LLC

4300 SHAWNEE MISSION PARKWAY, SUITE 100
FAIRWAY, KANSAS 66205

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: September 30th

Date of reporting period: 01/03/2020 to 06/30/2020

ITEM 1.	PROXY VOTING RECORD:

The filing for Midwood Long/Short Equity Fund, a series of the 360 Funds, is attached.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott

/s/ Randy Linscott

President
Date: August 20, 2020

FIFTH THIRD BANK

THE E.W. SCRIPPS COMPANY
2020 Annual Meeting

MONDAY, MAY 4, 2020

Active - Voted

Vote by
May 3, 2020 11:59 p.m. EDT

Control #0657290556091555

Proposal(s)

1A. Election of Director: Lauren Rich Fine

BOARD RECOMMENDATION: FOR

FOR

WITHHOLD

1B. Election of Director: Wonya Y. Lucas

BOARD RECOMMENDATION: FOR

FOR

WITHHOLD

1C. Election of Director: Kim Williams

BOARD RECOMMENDATION: FOR

FOR

WITHHOLD

FIFTH THIRD BANK

BAUDAX BIO, INC.
2020 Annual Meeting

WEDNESDAY, MAY 6, 2020

Active - Voted

Vote by
May 5, 2020 11:59 p.m. EDT

Control #4462112276833031

Proposal(s)

1. **DIRECTOR**
   Alfred Altomari
   Gerri Henwood

BOARD RECOMMENDATION: **FOR**

FOR ALL

WITHHOLD ALL

VOTE INDIVIDUALLY

NOMINEES WILL BE VOTED "**FOR**" UNLESS MARKED "**WITHHOLD**"

2. Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the 2020 fiscal year.

BOARD RECOMMENDATION: **FOR**

FOR

AGAINST

ABSTAIN

FIFTH THIRD BANK

BIOTELEMETRY, INC.
2020 Annual Meeting

FRIDAY, MAY 8, 2020

Active - Voted

Vote by
May 7, 2020 11:59 p.m. EDT

Control #7323050672858424

Proposal(s)

1A. Election of Class I Director until 2023 Annual Meeting: Joseph H. Capper

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1B. Election of Class I Director until 2023 Annual Meeting: Joseph A. Frick

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1C. Election of Class I Director until 2023 Annual Meeting: Colin Hill

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

2. Advisory resolution to approve of the

BOARD RECOMMENDATION: FOR

compensation of our named executive officers.

FOR

AGAINST

ABSTAIN

BOARD RECOMMENDATION: FOR

3. Approval of the BioTelemetry, Inc. Amended and Restated 2017 Employee Stock Purchase Plan.

FOR

AGAINST

ABSTAIN

BOARD RECOMMENDATION: FOR

4. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.

FOR

AGAINST

ABSTAIN

FIFTH THIRD BANK

ROGERS CORPORATION
2020 Annual Meeting

THURSDAY, MAY 7, 2020

Active - Voted

Vote by
May 6, 2020 11:59 p.m. EDT

Control #6663001118569985

Proposal(s)

1. **DIRECTOR**
   Keith L. Barnes
   Bruce D. Hoechner
   Carol R. Jensen
   Ganesh Moorthy
   Jeffrey J. Owens
   Helene Simonet
   Peter C. Wallace

BOARD RECOMMENDATION: FOR

FOR ALL

WITHHOLD ALL

VOTE INDIVIDUALLY

NOMINEES WILL BE VOTED "FOR" UNLESS MARKED "WITHHOLD"

2. To vote on a non-binding advisory resolution to approve the 2019 compensation of the named executive officers of Rogers Corporation.

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

3. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Rogers Corporation for the fiscal year ending December 31, 2020.

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

FIFTH THIRD BANK

RECRO PHARMA, INC.
2020 Annual Meeting

THURSDAY, MAY 7, 2020

Active - Voted

Vote by
May 6, 2020 11:59 p.m. EDT

Control #1569206182677901

Proposal(s)

1. **DIRECTOR**
William Ashton
Michael Berelowitz

BOARD RECOMMENDATION: FOR

FOR ALL

WITHHOLD ALL

VOTE INDIVIDUALLY

NOMINEES WILL BE VOTED "FOR" UNLESS MARKED "WITHHOLD"

2. Approval of, on an advisory basis, the compensation of the Company's named executive officers.

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

3. Indication of, on an advisory basis, the preferred frequency of future shareholder advisory votes on the compensation of the Company's named executive officers.

BOARD RECOMMENDATION: 1 YEAR

1 YEAR

2 YEARS

3 YEARS

ABSTAIN

4. Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the 2020 fiscal year.

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

FIFTH THIRD BANK

SAFEGUARD SCIENTIFICS, INC.
2020 Annual Meeting

WEDNESDAY, MAY 20, 2020

Active - Voted

Vote by
May 19, 2020 11:59 p.m. EDT

Control #4004235490671872

Proposal(s)

BOARD RECOMMENDATION: FOR

1. **DIRECTOR**
   Russell D. Glass
   Joseph M. Manko, Jr.
   Maureen F. Morrison
   Robert J. Rosenthal

FOR ALL

WITHHOLD ALL

VOTE INDIVIDUALLY

NOMINEES WILL BE VOTED "FOR" UNLESS MARKED "WITHHOLD"

Russell D. Glass — **FOR** / **WITHHOLD**

Joseph M. Manko, Jr. — **FOR** / **WITHHOLD**

Maureen F. Morrison — **FOR** / **WITHHOLD**

Robert J. Rosenthal — **FOR** / **WITHHOLD**

2. Advisory resolution to approve the compensation of the Company's named executive officers for the year ended December 31, 2019.

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

3. Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

FIFTH THIRD BANK

THE CHEESECAKE FACTORY INCORPORATED 2020 Annual Meeting

THURSDAY, MAY 28, 2020

Active - Voted

Vote by
May 27, 2020 11:59 p.m. EDT

Control #0217127942408430

Proposal(s)

1A. Election of Director: David Overton

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1B. Election of Director: Edie A. Ames

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1C. Election of Director: Alexander L. Cappello

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1D. Election of Director: Jerome I. Kransdorf

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1E. Election of Director: Janice L. Meyer

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1F. Election of Director: Laurence B. Mindel

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1G. Election of Director: David B. Pittaway

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1H. Election of Director: Herbert Simon

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

2. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2020, ending December 29, 2020.

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

3. To approve, on a non-binding, advisory basis, the compensation of the Company's Named

BOARD RECOMMENDATION: FOR

FOR

Executive Officers as disclosed pursuant to the compensation disclosure rules of the Securities and Exchange Commission.	**AGAINST** **ABSTAIN**

FIFTH THIRD BANK

DENNY'S CORPORATION
2020 Annual Meeting

WEDNESDAY, MAY 20, 2020

Active - Voted

Vote by
May 19, 2020 11:59 p.m. EDT

Control #9437034929086878

Proposal(s)

1A. Election of Director: Bernadette S. Aulestia

BOARD RECOMMENDATION: FOR

FOR
AGAINST
ABSTAIN

1B. Election of Director: Gregg R. Dedrick

BOARD RECOMMENDATION: FOR

FOR
AGAINST
ABSTAIN

1C. Election of Director: José M. Gutiérrez

BOARD RECOMMENDATION: FOR

FOR
AGAINST
ABSTAIN

1D. Election of Director: Brenda J. Lauderback

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1E. Election of Director: Robert E. Marks

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1F. Election of Director: John C. Miller

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1G. Election of Director: Donald C. Robinson

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1H. Election of Director: Laysha Ward

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

1I. Election of Director: F. Mark Wolfinger

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

2. A proposal to ratify the selection of KPMG LLP as the independent registered public

BOARD RECOMMENDATION: FOR

FOR

accounting firm of Denny's Corporation and its subsidiaries for the fiscal year ending December 30, 2020.

AGAINST

ABSTAIN

3. An advisory resolution to approve the executive compensation of the Company.

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN

ABSTAIN

4. Ratification of the appointment of BDO USA, LLP as independent auditors for 2020.

BOARD RECOMMENDATION: FOR

FOR

AGAINST

ABSTAIN